Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Expense [Abstract]
Schedule of Income Tax Expense
	Year ended December 31,
	2022	2023	2024
	HK$	HK$	HK$	US$
Current year	—	—	—	—

Schedule of Consolidated Financial Statements to the Income Tax Expenses

The following table sets forth the reconciliation from income tax calculated based on the applicable tax rates and (loss)/profit before income tax presented in the consolidated financial statements:

	Year ended December 31,
	2022	2023	2024
	HK$	HK$	HK$	US$
(Loss)/Profit before income tax	(98,603)	7,079,243	(18,074,094)	(2,326,826)
Income tax calculated at the Hong Kong statutory tax rate of 16.5%	(16,269)	1,168,075	(2,982,226)	(383,926)
Tax relief of 8.25% on the first HK$2 million	—	(165,000)	—	—

Tax effect of:
Expenses and losses not deductible for tax purposes	106,955	119,541	2,093,394	269,500
Income not subject to tax	(227,093)	(41,543)	(315,153)	(40,572)
Utilization of previously unrecognized deferred tax assets	—	(1,081,073)	—	—
Deferred tax assets not recognized	136,407	—	1,203,985	154,998
Income tax expense	—	—	—	—